Disclosure of detailed information of expenditures by nature (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 1	$ 485,000
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 2	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 3	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 4	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 5	485,000
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 6	67,482
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 7	227,838
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 8	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 9	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 10	295,320
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 11	5,200
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 12	115,262
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 13	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 14	11,419
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 15	131,881
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 16	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 17	66,691
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 18	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 19	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 20	66,691
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 21	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 22	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 23	2,014,806
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 24	34,827
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 25	2,049,633
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 26	569,490
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 27	39,961
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 28	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 29	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 30	609,451
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 31	853,828
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 32	40,921
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 33	239,600
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 34	55,934
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 35	1,190,283
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 36	3,400,612
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 37	1,130,418
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 38	728,190
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 39	237,891
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 40	5,497,111
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 41	451,682
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 42	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 43	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 44	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 45	451,682
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 46	76,751
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 47	136,593
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 48	301,191
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 49	0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 50	514,535
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 51	5,910,045
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 52	1,757,684
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 53	3,283,787
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 54	340,071
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 55	$ 11,291,587
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 1		$ 580,628
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 2		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 3		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 4		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 5		580,628
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 6		5,210
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 7		144,934
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 8		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 9		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 10		150,144
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 11		35,242
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 12		79,817
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 13		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 14		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 15		115,059
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 16		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 17		102,607
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 18		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 19		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 20		102,607
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 21		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 22		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 23		3,075,802
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 24		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 25		3,075,802
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 26		619,169
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 27		52,870
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 28		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 29		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 30		672,039
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 31		707,155
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 32		96,291
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 33		170,352
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 34		50,970
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 35		1,024,768
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 36		3,152,072
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 37		1,033,889
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 38		692,143
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 39		276,538
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 40		5,154,642
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 41		189,355
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 42		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 43		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 44		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 45		189,355
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 46		59,265
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 47		83,204
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 48		225,793
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 49		0
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 50		368,262
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 51		5,348,096
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 52		1,593,612
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 53		4,164,090
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 54		327,508
Expenditures Disclosure Of Detailed Information Of Expenditures By Nature 55		$ 11,433,306